Income Taxes (Details) - Schedule of Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Domestic (Israel)
Foreign	16	20	7
Total current income tax expense	16	20	7
Deferred:
Domestic (Israel)
Foreign
Total deferred income tax expense
Income tax expense	$ 16	$ 20	$ 7